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                                                                 THE HARTFORD


December 15, 2003


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re: Hartford Life Insurance Company
    Separate Account Eleven ("Registrant")
    PremierSOLUTIONS State of Connecticut
    File No. 333-72042

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on December 4, 2003. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information is not included herewith.

If you have any additional questions, please feel free to contact me at
(860) 843-4073.

Sincerely,

/s/ Colleen Pernerewski

Colleen Pernerewski
Counsel